Tax Status	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Tax Status [Line Items]
Tax Status

4.	TAX STATUS

The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated July 29, 2015 that the Plan and related trust are designed in accordance with the applicable sections of the IRC and therefore not subject to tax. Although the Plan has been amended since receiving the determination letter, the Plan administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.